COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease-related Assets And Liabilities
The table below presents the lease-related assets and liabilities recorded on the consolidated balance sheet:

	As of December 31,
	2019	2020
Assets
Operating Leases
Operating lease right-of-use assets	$2,040	$1,896

Liabilities
Current liabilities
Current maturities of operating leases	$672	$673
Long-term liabilities
Non-current operating leases	$1,373	$1,299

Weighted Average Remaining Lease Term
Operating leases	1.66	1.29

Weighted Average Discount Rate
Operating leases	7.44%	6.25%

Schedule of Lease Costs
	Year Ended December 31,
	2019	2020

Operating lease cost:	$643	$685

Schedule of Supplemental Cash Flow Information Related to Leases
The table below presents supplemental cash flow information related to leases for the year ended December 31, 2020:

	Year Ended December 31,
	2019	2020
Cash paid for amounts included in the measurement of leases liabilities:
Operating cash flows from operating leases	$807	$735

Schedule of Reconciles Undiscounted Cash Flows
The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities recorded on the consolidated balance sheet:

Operating Leases
For the year ended December 31, 2020
2021	$778
2022	714
2023	648
Total minimum lease payments	2,140

Less: amount of lease payments representing interest	(168)
Present value of future minimum lease payments	1,972
Less: Current maturities of operating leases	673
Long-term operating leases liabilities	1,299
$1,972